SPDR® Series Trust

SPDR Bloomberg Barclays TIPS ETF (IPE)

SPDR Bloomberg Barclays 0-5 Year TIPS ETF (SIPE)

SPDR Bloomberg Barclays 1-10 Year TIPS ETF (TIPX)

SPDR Bloomberg Barclays Short Term Treasury ETF (SST)

SPDR Bloomberg Barclays Intermediate Term Treasury ETF (ITE)

SPDR Bloomberg Barclays Long Term Treasury ETF (TLO)

SPDR Citi International Government Inflation-Protected Bond ETF (WIP)

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Bloomberg Barclays International Treasury Bond ETF (BWX)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 28, 2017 to the Prospectus

dated October 31, 2016, as supplemented

Effective May 1, 2017 (the “Effective Date”), Mahesh Jayakumar will no longer serve on the portfolio management team of each Fund. Accordingly, as of the Effective Date, all references in the Prospectus to Mahesh Jayakumar are deleted. The remaining listed members of the portfolio management team of each Fund are unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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